ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		12 Months Ended
	Mar. 14, 2022	Dec. 31, 2022
Entity Incorporation, Date of Incorporation		Jan. 10, 2020
Series A and Certain Series C Preferred Stock [Member] | Ms. Hoffman [Member]
Stock Issued During Period, Value, Acquisitions	$ 200,000
Preferred Class A [Member] | Mr. Stybr [Member]
Investment Owned, Balance, Shares	100
Equity Method Investment, Ownership Percentage	51.00%